Concentrations	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Risks and Uncertainties [Abstract]
Concentrations

Note 16 — Concentrations

Significant Customers

For the three months ended June 30, 2026, two customers accounted for 62% of the Company’s net revenue. For the three months ended June 30, 2025, one customer accounted for 33% of the Company’s net revenue. For the nine months ended June 30, 2026, two customers accounted for 35% of the Company’s net revenue. For the nine months ended June 30, 2025, one customer accounted for 55% of the Company’s net revenue. No other customer accounted for more than 10% of net revenue in the respective periods.

As of June 30, 2026, two customers had balances due that represented 47% of the Company’s total accounts receivable. As of September 30, 2025, two customers had balances due that represented 30% of the Company’s total accounts receivable.

Note 19 — Concentrations

Significant Customers

For the year ended September 30, 2025, one customer accounted for 50% of the Company’s net revenue. For the year ended September 30, 2024, one customer accounted for 40% of the Company’s net revenue. No other customer accounted for more than 10% of net revenue in the respective periods.

As of September 30, 2025, two customers had balances due that represented 30% of the Company’s total accounts receivable. As of September 30, 2024, two customers had balances due that represented 71% of the Company’s total accounts receivable.